Carbon Collective Short Duration Green Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

CORPORATE BONDS - 94.7%	Coupon	Maturity Date	Principal Amount	Value
Auto Parts Manufacturing - 5.5%
LG Energy Solution Ltd.(a)(b)	5.63%	09/25/2026	$400,000	$401,519
LG Energy Solution Ltd.(a)(b)	5.75%	09/25/2028	300,000	306,660
LG Energy Solution Ltd.(a)(b)	5.00%	04/02/2029	200,000	201,092
LG Energy Solution Ltd.(a)(b)	5.88%	04/02/2036	500,000	500,613
				1,409,884

Automobiles Manufacturing - 1.9%
Toyota Motor Corp. (Callable 05/30/2030)	4.45%	06/30/2030	500,000	500,963

Banks - 5.8%
Fifth Third Bancorp (Callable 11/01/2026)(c)	1.71% (SOFR + 0.69%)	11/01/2027	500,000	493,366
M&T Bank Corp. (Callable 01/16/2028)(c)	4.83% (SOFR + 0.93%)	01/16/2029	500,000	502,018
Norinchukin Bank(a)(b)	5.09%	10/16/2029	500,000	505,621
				1,501,005

Design, Manufacturing & Distribution - 2.9%
Jabil, Inc. (Callable 04/15/2027)	4.25%	05/15/2027	750,000	749,830

Diversified Banks - 8.8%
BNP Paribas SA (Callable 06/30/2026)(a)(c)	1.68% (SOFR + 0.91%)	06/30/2027	500,000	497,637
JPMorgan Chase & Co. (Callable 10/22/2026)(c)	6.07% (SOFR + 1.33%)	10/22/2027	800,000	806,891
Mizuho Financial Group, Inc. (Callable 05/22/2029)(c)	3.26% (1yr. CMT Rate + 1.25%)	05/22/2030	1,000,000	963,670
				2,268,198

Financial Services - 15.5%
Brookfield Finance I UK PLC / Brookfield Finance, Inc. (Callable 10/30/2031)	2.34%	01/30/2032	500,000	433,191
Brookfield Finance, Inc. (Callable 01/15/2031)	2.72%	04/15/2031	900,000	818,255
HA Sustainable Infrastructure Capital, Inc. (Callable 12/15/2030)	6.15%	01/15/2031	1,200,000	1,234,804
HA Sustainable Infrastructure Capital, Inc. (Callable 12/15/2035)	6.00%	03/15/2036	850,000	838,419
HA Sustainable Infrastructure Capital, Inc. (Callable 08/17/2031)(c)	7.13% (5yr. CMT Rate + 3.48%)	11/15/2056	500,000	505,390
HAT Holdings I LLC / HAT Holdings II LLC (Callable 06/07/2026)(a)	3.38%	06/15/2026	161,000	160,670
				3,990,729

Hardware - 2.6%
HP, Inc. (Callable 03/17/2031)	2.65%	06/17/2031	$750,000	$671,317

Real Estate - 11.4%
Boston Properties LP (Callable 01/01/2032)	2.55%	04/01/2032	1,300,000	1,128,022
Equinix, Inc. (Callable 01/15/2028)	1.55%	03/15/2028	500,000	474,832
Equinix, Inc. (Callable 02/15/2031)	2.50%	05/15/2031	800,000	717,542
WP Carey, Inc. (Callable 11/01/2031)	2.45%	02/01/2032	700,000	613,942
				2,934,338

Renewable Energy - 1.0%
Hanwha Energy USA Holdings Corp.(a)(b)	4.38%	07/02/2028	250,000	249,969

Semiconductors - 9.6%
Intel Corp. (Callable 05/05/2032)	4.15%	08/05/2032	500,000	481,328
Micron Technology, Inc. (Callable 01/15/2032)	2.70%	04/15/2032	900,000	803,874
NXP BV / NXP Funding LLC / NXP USA, Inc. (Callable 02/01/2030)	3.40%	05/01/2030	300,000	286,863
NXP BV / NXP Funding LLC / NXP USA, Inc. (Callable 02/11/2031)	2.50%	05/11/2031	1,000,000	899,586
				2,471,651

Software & Services - 1.7%
Autodesk, Inc. (Callable 09/15/2031)	2.40%	12/15/2031	500,000	440,709

Utilities - 25.6%(d)
Avangrid, Inc. (Callable 03/01/2029)	3.80%	06/01/2029	500,000	487,761
Dominion Energy, Inc. (Callable 05/15/2031)	2.25%	08/15/2031	1,150,000	1,018,105
DTE Electric Co. (Callable 09/01/2048)	3.95%	03/01/2049	500,000	384,024
Duke Energy Progress LLC (Callable 01/01/2032)	3.40%	04/01/2032	500,000	468,256
Duke Energy Progress LLC (Callable 12/15/2033)	5.10%	03/15/2034	700,000	710,983
New York State Electric & Gas Corp. (Callable 05/15/2035)(a)	5.05%	08/15/2035	1,000,000	987,339
Public Service Co. of Colorado (Callable 07/15/2050)	2.70%	01/15/2051	550,000	324,217
Public Service Co. of Oklahoma (Callable 05/15/2031)	2.20%	08/15/2031	1,150,000	1,011,825
Wisconsin Power and Light Co. (Callable 06/01/2032)	3.95%	09/01/2032	1,250,000	1,193,294
				6,585,804

Waste & Environment Services & Equipment - 0.4%
Ambipar Lux Sarl (Callable 02/06/2027)(a)(e)	9.88%	02/06/2031	497,000	94,646
Wireless Telecommunications Services - 2.0%
Verizon Communications, Inc. (Callable 03/03/2041)	2.85%	09/03/2041	750,000	528,528

TOTAL CORPORATE BONDS (Cost $24,769,346)				24,397,571

SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	1,228,916	$1,228,916

TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,916)		1,228,916

TOTAL INVESTMENTS - 99.5% (Cost $25,998,262)		$25,626,487
Other Assets in Excess of Liabilities - 0.5%		117,706
TOTAL NET ASSETS - 100.0%		$25,744,193

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $3,905,766 or 15.2% of the Fund’s net assets.
(b)	At maturity security. Interest is paid in full at the maturity date.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.
(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(e)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.